Item 1. Schedule of Investments:
--------------------------------

Putnam Municipal Income Fund


QUARTERLY PORTFOLIO HOLDINGS

12-31-04



Putnam Municipal Income Fund
-----------------------------------------------------------------------------------------------------------
The fund's portfolio
December 31, 2004 (Unaudited)

KEY TO ABBREVIATIONS
  AMBAC -- AMBAC Indemnity Corporation
  COP -- Certificate of Participation
  FGIC -- Financial Guaranty Insurance Company
  FRB -- Floating Rate Bonds
  FSA -- Financial Security Assurance
  G.O. Bonds -- General Obligation Bonds
  IFB -- Inverse Floating Rate Bonds
  MBIA -- MBIA Insurance Company
  PSFG -- Permanent School Fund Guaranteed
  Q-SBLF -- Qualified School Board Loan Fund
  U.S. Govt. Coll. -- U.S. Government Collateralized
  VRDN -- Variable Rate Demand Notes

Municipal bonds and notes (97.0%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                 Rating (RAT)         Value
-----------------------------------------------------------------------------------------------------------
Alabama (0.6%)
-----------------------------------------------------------------------------------------------------------
     $4,640,000  Jackson Cnty., Hlth. Care Auth. Rev.
                 Bonds, 5.7s, 5/1/19                                              BB+            $4,371,066

Arizona (1.5%)
-----------------------------------------------------------------------------------------------------------
      3,300,000  Casa Grande, Indl. Dev. Auth. Rev. Bonds
                 (Casa Grande Regl. Med. Ctr.), Ser. A, 7
                 5/8s, 12/1/29                                                    B-/P            3,506,349
      2,675,000  Cochise Cnty., Indl. Dev. Auth. Rev.
                 Bonds (Sierra Vista Cmnty. Hosp.),
                 6.45s, 12/1/17                                                   BB+/P           2,866,503
      2,000,000  Maricopa Cnty., Poll. Control Rev. Bonds
                 (Pub. Service- Palo Verde), Ser. A, 4s,
                 1/1/38                                                           Baa2            2,016,360
      2,500,000  Navajo Cnty., Indl. Dev. Rev. Bonds
                 (Stone Container Corp.), 7.2s, 6/1/27                            B/P             2,609,450
                                                                                              -------------
                                                                                                 10,998,662
Arkansas (1.1%)
-----------------------------------------------------------------------------------------------------------
      3,900,000  AR State Hosp. Dev. Fin. Auth. Rev.
                 Bonds (Washington Regl. Med. Ctr.), 7
                 3/8s, 2/1/29                                                     Baa3            4,323,150
      3,415,000  Northwest Regl. Arpt. Auth. Rev. Bonds,
                 7 5/8s, 2/1/27                                                   BB/P            3,937,461
                                                                                              -------------
                                                                                                  8,260,611
California (12.9%)
-----------------------------------------------------------------------------------------------------------
      5,000,000  Anaheim, Pub. Fin. Auth. Lease 144A Rev.
                 Bonds (Pub. Impts.), Ser. A, FSA, 6s,
                 9/1/24                                                           Aaa             5,994,300
        425,000  Association of Bay Area Governments
                 (ABAG) Fin. Auth. for Nonprofit Corps.
                 Rev. Bonds (San Diego Hosp. Assn.), Ser.
                 C, 5 3/8s, 3/1/21                                                Baa1              440,037
      2,500,000  CA Rev. Bonds (Stanford Hosp. &
                 Clinics), Ser. A, 5s, 11/15/23                                   A3              2,562,825
      2,000,000  CA State G.O. Bonds, 5.1s, 2/1/34                                A               2,032,220
                 CA State Dept. of Wtr. Resources Rev.
                 Bonds, Ser. A
     18,000,000  AMBAC, 5 1/2s, 5/1/13                                            Aaa            20,477,520
      7,000,000  5 1/2s, 5/1/11                                                   A2              7,871,920
      2,000,000  5 1/8s, 5/1/18                                                   A2              2,144,600
      3,650,000  CA State Econ. Recvy. G.O. Bonds, Ser.
                 A, 5s, 7/1/17                                                    Aa3             3,884,659
      4,240,000  CA State Pub. Wks. Board Lease Rev.
                 Bonds (Dept. of Corrections-State
                 Prisons), Ser. A, AMBAC, 5s, 12/1/19                             Aaa             4,687,278
        900,000  Chula Vista, Cmnty. Fac. Dist. Special
                 Tax Rev. Bonds (No. 07-I Otay Ranch
                 Village Eleven), 5.8s, 9/1/28                                    BB-/P             919,269
     13,900,000  Corona, COP (Vista Hosp. Syst.), zero %,
                 7/1/29 (In default) (NON)(F)                                     D/P                38,920
      2,960,000  Gilroy, Rev. Bonds (Bonfante Gardens
                 Park), 8s, 11/1/25                                               D/P             2,109,474
      5,000,000  Golden State Tobacco Securitization
                 Corp. Rev. Bonds, Ser. B, 5 5/8s, 6/1/38                         A-              5,282,300
      1,400,000  LA Tax Alloc. Rev. Bonds (No. 5 & 6),
                 MBIA, 5 1/4s, 2/1/19                                             Aaa             1,582,042
      1,240,000  Orange Cnty., Cmnty. Fac. Dist. Special
                 Tax (No. 03-1 Ladera Ranch), Ser. A,
                 5.4s, 8/15/21                                                    BB/P            1,257,819
      1,250,000  Orange Cnty., Cmnty. Fac. Dist. Special
                 Tax Rev. Bonds (No. 02-1 Ladera Ranch),
                 Ser. A, 5.55s, 8/15/33                                           BBB             1,269,913
      5,600,000  Orange Cnty., Local Trans. Auth. Sales
                 Tax IFB, 10.544s, 2/14/11                                        AA+             7,274,848
      1,700,000  Rancho Mirage, JT Powers Fin. Auth. Rev.
                 Bonds (Eisenhower Med. Ctr.), 5 7/8s,
                 7/1/26                                                           A3              1,798,124
     10,000,000  San Joaquin Hills, Trans. Corridor Agcy.
                 Toll Rd. Rev. Bonds, 7.55s, 1/1/10                               Aaa            11,717,100
      1,980,000  Santaluz Cmnty., Facs. Dist. No. 2
                 Special Tax Rev. Bonds (Impt. Area No.
                 1), Ser. B, 6 3/8s, 9/1/30                                       BB+/P           2,025,025
      2,220,000  Sunnyvale, Special Tax Rev. Bonds
                 (Cmnty. Fac. Dist. No. 1), 7 3/4s,
                 8/1/32                                                           BB-/P           2,330,467
      4,815,000  Thousand Oaks, Cmnty. Fac. Dist. Special
                 Tax Rev. Bonds (Marketplace 94-1), zero
                 %, 9/1/14                                                        B/P             2,406,922
      6,840,000  Vallejo, COP (Marine World Foundation),
                 7s, 2/1/17                                                       BBB-/P          7,153,751
                                                                                              -------------
                                                                                                 97,261,333
Colorado (0.5%)
-----------------------------------------------------------------------------------------------------------
      3,000,000  Larimer Cnty., G.O. Bonds (Poudre Impt.
                 - School Dist. No. 1), 7s, 12/15/16                              Aa3             3,857,880

Connecticut (1.8%)
-----------------------------------------------------------------------------------------------------------
                 CT State Dev. Auth. Rev. Bonds
      1,302,223  (East Hills Woods), Ser. A, 7 3/4s,
                 11/1/17                                                          B-/P            1,041,453
      1,000,000  (Elm Park Baptist), 5s, 12/1/13                                  BBB+            1,041,530
        147,496  (East Hills Woods), Ser. B, zero %,
                 3/1/21                                                           B-/P                4,769
      6,000,000  CT State Dev. Auth. Poll. Control Rev.
                 Bonds (Western MA), Ser. A, 5.85s,
                 9/1/28                                                           A3              6,467,580
      5,000,000  CT State Hlth. & Edl. Fac. Auth. VRDN
                 (Yale U.), Ser. V-2, 2 1/4s, 7/1/36                              VMIG1           5,000,000
                                                                                              -------------
                                                                                                 13,555,332
Delaware (0.2%)
-----------------------------------------------------------------------------------------------------------
      1,500,000  GMAC Muni. Mtge. Trust 144A sub. notes,
                 Ser. A1-3, 5.3s, 10/31/39                                        A3              1,496,835

District of Columbia (6.6%)
-----------------------------------------------------------------------------------------------------------
                 DC G.O. Bonds, Ser. A
     31,750,000  6 3/8s, 6/1/26                                                   AAA            34,240,788
      5,000,000  FSA, 5s, 6/1/25                                                  Aaa             5,214,150
                 DC Rev. Bonds (American Geophysical
                 Union)
      4,200,000  5 7/8s, 9/1/23                                                   BBB             4,216,674
      3,095,000  5 3/4s, 9/1/13                                                   BBB             3,108,247
      3,000,000  DC Tobacco Settlement Fin. Corp. Rev.
                 Bonds, 6 1/2s, 5/15/33                                           BBB             2,894,490
                                                                                              -------------
                                                                                                 49,674,349
Florida (3.8%)
-----------------------------------------------------------------------------------------------------------
      2,500,000  Cap. Trust Agcy. Rev. Bonds (Seminole
                 Tribe Convention), Ser. A, 10s, 10/1/33                          B/P             2,931,975
                 CFM Cmnty. Dev. Dist. Rev. Bonds
      1,000,000  Ser. A, 6 1/4s, 5/1/35                                           BB-/P           1,040,790
        500,000  (Cap. Impt.), Ser. B, 5 7/8s, 5/1/14                             BB-/P             512,755
      1,650,000  Escambia Cnty., Hlth. Fac. Auth. Rev.
                 Bonds (Baptist Hosp. & Baptist Manor), 5
                 1/8s, 10/1/19                                                    A3              1,665,791
      3,000,000  Highlands Cnty., Hlth. Fac. Auth. Rev.
                 Bonds (Adventist Sunbelt), Ser. A, 6s,
                 11/15/31                                                         A               3,238,920
      1,050,000  Lee Cnty., Indl. Dev. Auth. Hlth. Care
                 Fac. Rev. Bonds (Shell Point Village),
                 Ser. A, 5 1/2s, 11/15/29                                         BBB-            1,037,306
      2,000,000  Miami Beach, Hlth. Fac. Auth. Hosp. Rev.
                 Bonds (Mount Sinai Med. Ctr.), Ser. A,
                 6.7s, 11/15/19                                                   BB              2,129,020
                 Orange Cnty., Hlth. Fac. Auth. Rev.
                 Bonds
      9,500,000  (Adventist Hlth. Syst. - Sunbelt), 7s,
                 10/1/14                                                          Aaa            12,198,380
      1,300,000  (Orlando Regl. Hlth. Care), 5 3/4s,
                 12/1/32                                                          A2              1,387,438
      1,500,000  Reunion West, Cmnty. Dev. Dist. Special
                 Assmt., 6 1/4s, 5/1/36                                           BB-/P           1,552,920
        500,000  Sterling Hill, Cmnty. Dev. Dist. Rev.
                 Bonds, Ser. B, 5 1/2s, 11/1/10                                   BB-               509,925
        700,000  Verandah, West Cmnty. Dev. Dist. Rev.
                 Bonds (Cap. Impt.), Ser. B, 5 1/4s,
                 5/1/08                                                           BB-/P             709,303
                                                                                              -------------
                                                                                                 28,914,523
Georgia (1.0%)
-----------------------------------------------------------------------------------------------------------
      4,000,000  Burke Cnty., Poll. Control Dev. Auth.
                 Mandatory Put Bonds (GA Power Co.),
                 4.45s, 12/01/08                                                  A2              4,227,280
                 Rockdale Cnty., Dev. Auth. Solid Waste
                 Disp. Rev. Bonds (Visay Paper, Inc.)
      1,600,000  7 1/2s, 1/1/26                                                   B+              1,643,872
      1,750,000  7.4s, 1/1/16                                                     B+              1,798,808
                                                                                              -------------
                                                                                                  7,669,960
Illinois (1.8%)
-----------------------------------------------------------------------------------------------------------
      3,000,000  Chicago, G.O. Bonds, Ser. A, FSA, 5s,
                 1/1/24                                                           AAA             3,150,630
      1,745,000  Chicago, O'Hare Intl. Arpt. Special Fac.
                 Rev. Bonds (American Airlines, Inc.),
                 8.2s, 12/1/24                                                    Caa2            1,493,406
                 IL Hlth. Fac. Auth. Rev. Bonds
        575,000  (Cmnty. Rehab. Providers Fac.), 8 1/4s,
                 8/1/12                                                           D/P               547,912
        415,000  (Cmnty. Rehab. Providers Fac.), Ser. A,
                 7 7/8s, 7/1/20                                                   D/P               336,490
      2,470,000  (Cmnty. Rehab. Providers Fac.), Ser. A,
                 U.S. Govt. Coll., 7 7/8s, 7/1/20                                 AAA/P           2,588,782
      4,675,000  (Hindsdale Hosp.), Ser. A, 6.95s,
                 11/15/13                                                         Baa1            5,595,741
                                                                                              -------------
                                                                                                 13,712,961
Indiana (1.8%)
-----------------------------------------------------------------------------------------------------------
      1,595,000  Anderson Indpt. School Bldg. Corp. Rev.
                 Bonds (First Mtge.), FSA, 5 1/2s,
                 7/15/25                                                          AAA             1,757,738
      2,605,000  IN State Office Bldg. Communication
                 Facs. Rev. Bonds (Southeast Regl.
                 Treatment Ctr.), Ser. E, AMBAC, 5s,
                 7/1/26                                                           Aaa             2,692,476
      5,500,000  Indianapolis, Arpt. Auth. Rev. Bonds
                 (Federal Express Corp.), 5.1s, 1/15/17                           Baa2            5,835,390
      3,000,000  Rockport, Poll. Control Rev. Bonds
                 (Indiana-Michigan Pwr.), Ser. A, 4.9s,
                 6/1/25                                                           Baa2            3,119,910
                                                                                              -------------
                                                                                                 13,405,514
Iowa (1.5%)
-----------------------------------------------------------------------------------------------------------
      3,225,000  Hills, Hlth. Care VRDN (Mercy Hosp.),
                 2.22s, 8/1/32                                                    VMIG1           3,225,000
      6,355,000  IA Fin. Auth. Hlth. Care Fac. Rev. Bonds
                 (Care Initiatives), 9 1/4s, 7/1/25                               BBB-/P          7,736,895
                                                                                              -------------
                                                                                                 10,961,895
Kentucky (0.4%)
-----------------------------------------------------------------------------------------------------------
      3,000,000  KY Econ. Dev. Fin. Auth. Hlth. Syst.
                 Rev. Bonds (Norton Healthcare, Inc.),
                 Ser. A, 6 5/8s, 10/1/28                                          BBB+            3,222,540

Louisiana (3.1%)
-----------------------------------------------------------------------------------------------------------
      4,560,000  LA Local Govt. Env. Fac. Cmnty. Dev.
                 Auth. Rev. Bonds (Hlth. Care - St. James
                 Place), Ser. A, 7s, 11/1/20                                      Aaa             4,461,458
                 LA Pub. Fac. Auth. Hosp. Rev. Bonds
      2,850,000  (Lake Charles Memorial Hosp.), 8 5/8s,
                 12/1/30                                                          CCC/P           2,741,586
      5,000,000  (Franciscan Missionaries), FSA, 5 3/4s,
                 7/1/18                                                           Aaa             5,905,350
      2,000,000  Port of New Orleans, Indl. Dev. Rev.
                 Bonds (Continental Grain Co.), 7 1/2s,
                 7/1/13                                                           BB-             2,034,220
      3,000,000  St. Charles Parish, Poll. Control Rev.
                 Bonds, Ser. A, 4.9s, 6/1/30                                      Baa2            3,023,280
        900,000  Tangipahoa Parish Hosp. Svcs. Rev. Bonds
                 (North Oaks Med. Ctr.), Ser. A, 5s,
                 2/1/25                                                           A                 904,923
      4,000,000  W. Feliciana Parish, Poll. Control Rev.
                 Bonds (Entergy Gulf States), Ser. B,
                 6.6s, 9/1/28                                                     Ba1             4,087,440
                                                                                              -------------
                                                                                                 23,158,257
Maine (0.3%)
-----------------------------------------------------------------------------------------------------------
      2,000,000  Rumford, Solid Waste Disp. Rev. Bonds
                 (Boise Cascade Corp.), 6 7/8s, 10/1/26                           Ba1             2,123,340

Maryland (0.5%)
-----------------------------------------------------------------------------------------------------------
      2,000,000  MD State Hlth. & Higher Edl. Fac. Auth.
                 Rev. Bonds (Medstar Hlth.), 5 3/8s,
                 8/15/24                                                          Baa2            2,044,320
      2,000,000  Westminster, Econ. Dev. Rev. Bonds
                 (Carroll Lutheran Village), Ser. A, 6s,
                 5/1/24                                                           BB/P            2,060,220
                                                                                              -------------
                                                                                                  4,104,540
Massachusetts (4.8%)
-----------------------------------------------------------------------------------------------------------
      1,975,000  MA Dev. Fin. Agcy. Rev. Bonds (Semass
                 Syst.), Ser. A, MBIA, 5 5/8s, 1/1/12                             Aaa             2,227,978
      5,285,000  MA State G.O. Bonds, Ser. C, FGIC, 5
                 3/4s, 8/1/11                                                     Aaa             6,084,726
      3,380,000  MA State Dev. Fin. Agcy. Rev. Bonds
                 (Lasell College), 6 3/4s, 7/1/31                                 B+              3,438,846
                 MA State Hlth. & Edl. Fac. Auth. Rev.
                 Bonds
      2,500,000  (Civic Investments), Ser. A, 9s,
                 12/15/15                                                         BBB-            2,877,550
      2,000,000  (Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33                          BBB-            2,110,360
      3,900,000  (UMass Memorial), Ser. C, 6 5/8s, 7/1/32                         Baa2            4,216,095
      2,200,000  (Berkshire Hlth. Syst.), Ser. E, 6 1/4s,
                 10/1/31                                                          BBB+            2,333,672
      2,700,000  (Hlth. Care Syst. Covenant Hlth.), Ser.
                 E, 6s, 7/1/31                                                    A-              2,835,972
      9,620,000  MA State Hlth. & Edl. Fac. Auth. VRDN,
                 Ser. D, MBIA, 2.1s, 1/1/35                                       VMIG1           9,620,000
                                                                                              -------------
                                                                                                 35,745,199
Michigan (2.2%)
-----------------------------------------------------------------------------------------------------------
        288,000  Ann Arbor, Econ. Dev. Corp. Ltd. Oblig.
                 Rev. Bonds (Glacier Hills, Inc.), State
                 & Local Govt. Coll., 8 3/8s, 1/15/19                             AAA               382,501
      5,000,000  Dickinson Cnty., Econ. Dev. Corp. Rev.
                 Bonds, 5 3/4s, 6/1/16                                            Baa2            5,419,150
      1,000,000  Flint, Hosp. Bldg. Auth. Rev. Bonds
                 (Hurley Med. Ctr.), 6s, 7/1/20                                   Baa3            1,017,270
      2,500,000  MI State Hosp. Fin. Auth. Rev. Bonds
                 (Oakwood Hosp.), Ser. A, 5 3/4s, 4/1/32                          A2              2,611,400
                 MI State Strategic Fund Solid Waste
                 Disp. Rev. Bonds
      1,000,000  (Genesee Pwr. Station), 7 1/2s, 1/1/21                           B/P               898,580
      2,000,000  (SD Warren Co.), Ser. C, 7 3/8s, 1/15/22                         BB/P            2,075,440
      1,645,000  Plymouth-Canton Cmnty., School Dist.
                 G.O. Bonds, FGIC, Q-SBLF, 5s, 5/1/28                             Aaa             1,704,417
      2,275,000  Whitmore Lake, Pub. School Dist. G.O.
                 Bonds, FGIC, Q-SBLF, 5s, 5/1/28                                  Aaa             2,349,893
                                                                                              -------------
                                                                                                 16,458,651
Minnesota (0.5%)
-----------------------------------------------------------------------------------------------------------
      3,915,000  St. Paul, Hsg. & Hosp. Redev. Auth. Rev.
                 Bonds (Healtheast), Ser. A, 6 5/8s,
                 11/1/17                                                          Ba2             3,950,783

Mississippi (1.0%)
-----------------------------------------------------------------------------------------------------------
      3,300,000  Jackson Cnty., Poll. Control VRDN
                 (Chevron USA, Inc.), 2.15s, 6/1/23                               VMIG1           3,300,000
      4,000,000  MS Bus. Fin. Corp. Poll. Control Rev.
                 Bonds (Syst. Energy Resources, Inc.), 5
                 7/8s, 4/1/22                                                     BBB             4,023,840
                                                                                              -------------
                                                                                                  7,323,840
Missouri (2.2%)
-----------------------------------------------------------------------------------------------------------
      3,000,000  Cape Girardeau Cnty., Indl. Dev. Auth.
                 Hlth. Care Fac. Rev. Bonds (St. Francis
                 Med. Ctr.), Ser. A, 5 1/2s, 6/1/32                               A               3,093,450
      2,500,000  MO State Hlth. & Edl. Fac. Auth. Rev.
                 Bonds (BJC Hlth. Syst.), 5 1/4s, 5/15/32                         Aa2             2,581,800
     10,850,000  MO State Hlth. & Edl. Fac. Auth. VRDN
                 (Cox Hlth. Syst.), AMBAC, 2 1/4s, 6/1/22                         VMIG1          10,850,000
                                                                                              -------------
                                                                                                 16,525,250
Montana (0.5%)
-----------------------------------------------------------------------------------------------------------
      3,325,000  Forsyth, Poll. Control Mandatory Put
                 Bonds (Avista Corp.), AMBAC, 5s,
                 12/30/08                                                         Aaa             3,553,727

Nevada (1.5%)
-----------------------------------------------------------------------------------------------------------
      2,000,000  Clark Cnty., Rev. Bonds, Ser. B, FGIC, 5
                 1/4s, 7/1/20                                                     Aaa             2,144,000
      3,745,000  Clark Cnty., Arpt. Rev. Bonds, Ser. B,
                 FGIC, 5 1/4s, 7/1/19                                             Aaa             4,052,427
      1,000,000  Clark Cnty., Impt. Dist. Special Assmt.
                 (Dist. No. 142), 6 3/8s, 8/1/23                                  BB-             1,023,780
                 Henderson, Local Impt. Dist. Special
                 Assmt. Bonds (No. T-14)
        700,000  5.8s, 3/1/23                                                     BB-/P             721,161
      2,250,000  4s, 3/1/08                                                       BB-/P           2,270,520
                 Las Vegas, Local Impt. Board Special
                 Assmt.
      1,000,000  (Special Impt. Dist. No. 607), 6s,
                 6/1/19                                                           BB-             1,031,120
        200,000  (Dist. No. 607), 5.9s, 6/1/18                                    BB-/P             206,186
                                                                                              -------------
                                                                                                 11,449,194
New Hampshire (2.1%)
-----------------------------------------------------------------------------------------------------------
                 NH Higher Ed. & Hlth. Fac. Auth. Rev.
                 Bonds
        440,000  (Havenwood-Heritage Heights), 7.1s,
                 1/1/06                                                           BB-/P             447,445
      3,000,000  (Rivermead at Peterborough), 5 3/4s,
                 7/1/28                                                           BB/P            2,913,510
                 NH State Bus. Fin. Auth. Rev. Bonds
        500,000  (Alice Peck Day Hlth. Syst.), Ser. A,
                 7s, 10/1/29                                                      BBB-/P            507,955
      1,810,000  (Franklin Regl. Hosp. Assn.), Ser. A,
                 6.05s, 9/1/29                                                    BB-/P           1,746,976
                 NH State Bus. Fin. Auth. Poll. Control
                 Rev. Bonds
      7,000,000  (Pub. Svc. Co.), Ser. D, 6s, 5/1/21                              A3              7,347,690
      2,600,000  3 1/2s, 7/1/27                                                   Baa2            2,615,678
                                                                                              -------------
                                                                                                 15,579,254
New Jersey (3.9%)
-----------------------------------------------------------------------------------------------------------
                 NJ Econ. Dev. Auth. Rev. Bonds
      4,400,000  (Newark Arpt. Marriot Hotel), 7s,
                 10/1/14                                                          Ba3             4,587,748
      2,405,000  (1st Mtge.-Cranes Hill), Ser. A, 7s,
                 2/1/10                                                           BB-/P           2,523,542
      4,000,000  (Cigarette Tax), 5 1/2s, 6/15/24                                 Baa2            4,100,440
      7,000,000  (Motor Vehicle), Ser. A, MBIA, 5s,
                 7/1/27                                                           Aaa             7,273,350
        900,000  NJ Econ. Dev. Auth. Special Fac. Rev.
                 Bonds (Continental Airlines, Inc.), 6
                 1/4s, 9/15/29                                                    B                 732,933
      6,000,000  NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
                 (Gen. Hosp. Ctr.-Passaic Inc.), FSA, 6
                 3/4s, 7/1/19                                                     Aaa             7,601,640
      1,250,000  NJ State Ed. Fac. Auth. Rev. Bonds
                 (Stevens Inst. of Tech.), Ser. C, 5
                 1/8s, 7/1/22                                                     BBB+            1,301,925
      1,535,000  Tobacco Settlement Fin. Corp. Rev.
                 Bonds, 6 1/4s, 6/1/43                                            BBB             1,443,990
                                                                                              -------------
                                                                                                 29,565,568
New Mexico (0.2%)
-----------------------------------------------------------------------------------------------------------
      1,740,000  Farmington, Poll. Control Mandatory Put
                 Bonds (Pub. Svc. San Juan), Class B,
                 2.1s, 4/1/06                                                     Baa2            1,723,766

New York (7.4%)
-----------------------------------------------------------------------------------------------------------
      2,000,000  Albany, Indl. Dev. Agcy. Rev. Bonds
                 (Charitable Leadership), Ser. A, 5 3/4s,
                 7/1/26                                                           Baa3            2,083,060
     20,000,000  Long Island, Pwr. Auth. Rev. Bonds,
                 MBIA, 5 1/4s, 4/1/10                                             Aaa            21,767,000
      6,000,000  Long Island, Pwr. Auth. NY Elec. Syst.
                 Rev. Bonds, Ser. A, 5 3/4s, 12/1/24                              Baa1            6,572,160
      7,500,000  NY City, G.O. Bonds, Ser. C, 5 1/2s,
                 8/1/12                                                           A2              8,394,750
      2,800,000  NY City, State Dorm. Auth. Lease Rev.
                 Bonds (Court Fac.), 6s, 5/15/39                                  A               3,042,256
      7,510,000  NY State Dorm. Auth. Rev. Bonds
                 (Personal Income Tax), FGIC, 5 1/2s,
                 3/15/12                                                          Aaa             8,585,883
      1,500,000  Oneida Cnty., Indl. Dev. Agcy. Rev.
                 Bonds (St. Elizabeth Med.), Ser. A, 5
                 7/8s, 12/1/29                                                    BB-/P           1,372,935
      3,900,000  Onondaga Cnty., Indl. Dev. Agcy. Rev.
                 Bonds (Solvay Paperboard, LLC), 7s,
                 11/1/30 (acquired 12/9/98, cost
                 $3,900,000) (RES)                                                BB-/P           4,131,660
                                                                                              -------------
                                                                                                 55,949,704
North Carolina (4.2%)
-----------------------------------------------------------------------------------------------------------
                 NC Eastern Muni. Pwr. Agcy. Syst. Rev.
                 Bonds
      2,200,000  Ser. B, FGIC, 6.42s, 1/1/25                                      Aaa             2,684,748
      3,800,000  Ser. B, FGIC, 6s, 1/1/22                                         Aaa             4,656,178
     10,000,000  Ser. B, MBIA, 6s, 1/1/22                                         Aaa            12,253,100
      5,250,000  AMBAC, 6s, 1/1/18                                                Aaa             6,347,250
      5,000,000  NC State Muni. Pwr. Agcy. Rev. Bonds
                 (No. 1, Catawba Elec.), Ser. B, 6 1/2s,
                 1/1/20                                                           Baa1            5,642,400
                                                                                              -------------
                                                                                                 31,583,676
Ohio (3.1%)
-----------------------------------------------------------------------------------------------------------
      1,500,000  Cleveland-Cuyahoga Cnty., Port. Auth.
                 Rev. Bonds (Rock & Roll Hall of Fame),
                 FSA, 3.6s, 12/1/14                                               Aaa             1,502,280
      4,500,000  Cuyahoga Cnty., Rev. Bonds, Ser. A, 6s,
                 1/1/15                                                           A1              5,163,345
      3,910,000  OH State Bldg. Auth. Rev. Bonds
                 (Administration Bldg.), Ser. A, 5s,
                 10/1/18                                                          Aa2             4,336,268
      5,000,000  OH State Higher Edl. Fac. FRB (Kenyon
                 College), 4.7s, 7/1/37                                           A2              5,220,500
      3,000,000  OH State Higher Edl. Fac. Rev. Bonds
                 (Case Western Reserve U.), 5 1/2s,
                 10/1/22                                                          Aa2             3,317,790
        750,000  OH State Wtr. Dev. Auth. Poll. Control
                 Fac. Mandatory Put Bonds (Cleveland
                 Elec.), Class A, 3 3/4s, 10/1/08                                 Baa2              757,013
      3,000,000  OH State Wtr. Dev. Auth. Solid Waste
                 Disp. Rev. Bonds (North Star Broken Hill
                 Steel), 6.45s, 9/1/20                                            A1              3,133,260
                                                                                              -------------
                                                                                                 23,430,456
Oregon (0.5%)
-----------------------------------------------------------------------------------------------------------
      3,950,000  Multnomah Cnty., Hosp. Fac. Auth. Rev.
                 Bonds (Terwilliger Plaza), 6 1/2s,
                 12/1/29                                                          BB-/P           4,024,339

Pennsylvania (5.6%)
-----------------------------------------------------------------------------------------------------------
      5,000,000  Allegheny Cnty., Indl. Dev. Auth. Rev.
                 Bonds (Env. Imports), 4 3/4s, 12/1/32                            Baa1            5,387,850
      2,850,000  Beaver Cnty., Indl. Dev. Auth. Poll.
                 Control Mandatory Put Bonds (Cleveland
                 Elec.), 3 3/4s, 10/1/08                                          Baa2            2,861,771
      1,695,000  Carbon Cnty., Indl. Dev. Auth. Rev.
                 Bonds (Panther Creek Partners), 6.65s,
                 5/1/10                                                           BBB-            1,833,329
      1,725,000  Chester Cnty., Hlth. & Ed. Fac. Auth.
                 Rev. Bonds (Jenners Pond, Inc.), 7 1/4s,
                 7/1/24                                                           BB-/P           1,782,874
      2,500,000  Dauphin Cnty., Gen. Auth. Rev. Bonds
                 (Office & Pkg.), Ser. A, 6s, 1/15/25                             D/P             1,162,500
      2,940,000  Dauphin Cnty., Hosp. Rev. Bonds
                 (Northwestern Med. Ctr.), 8 5/8s,
                 10/15/13                                                         AAA             3,141,331
        650,000  Lebanon Cnty., Hlth. Fac. Auth. Rev.
                 Bonds (Good Samaritan Hosp.), 6s,
                 11/15/35                                                         Baa1              669,747
                 Lehigh Cnty., Gen. Purpose Auth. Rev.
                 Bonds
      3,000,000  (St. Luke's Hosp. - Bethlehem), 5 3/8s,
                 8/15/33                                                          Baa2            3,023,460
      1,000,000  (Lehigh Valley Hosp. Hlth. Network),
                 Ser. A, 5 1/4s, 7/1/32                                           A2              1,016,940
      3,000,000  Lehigh Cnty., Indl. Dev. Auth. Poll.
                 Control Rev. Bonds (PA Pwr. & Lt. Co.),
                 Ser. B, MBIA, 6.4s, 9/1/29                                       Aaa             3,079,290
        750,000  PA Convention Ctr. Auth. Rev. Bonds,
                 Ser. A, 6 3/4s, 9/1/19                                           Baa2              770,175
                 PA State Econ. Dev. Fin. Auth. Resource
                 Recvy. Rev. Bonds
      4,000,000  (Colver), Ser. E, 8.05s, 12/1/15                                 BBB-/P          4,126,640
      2,000,000  (Colver), Ser. D, 7.15s, 12/1/18                                 BBB-            2,054,720
      1,870,000  (Northhampton), Ser. B, 6 3/4s, 1/1/07                           BBB-            1,948,895
      3,000,000  (Northampton Generating), Ser. A, 6
                 1/2s, 1/1/13                                                     BBB-            3,042,090
        945,000  PA State Higher Edl. Fac. Auth. Rev.
                 Bonds (Philadelphia College of
                 Osteopathic Medicine), 5s, 12/1/06                               A                 984,189
      4,000,000  Philadelphia, Indl. Dev. Auth. VRDN (Fox
                 Chase Cancer Ctr.), 2.19s, 7/1/25                                A-1+            4,000,000
      1,245,000  Washington Cnty., Indl. Dev. Auth. Hlth.
                 Care Fac. Rev. Bonds (1st Mtge.
                 AHF/Central), 6 1/2s, 1/1/29                                     CCC             1,215,917
                                                                                              -------------
                                                                                                 42,101,718
Puerto Rico (2.3%)
-----------------------------------------------------------------------------------------------------------
     17,000,000  Cmnwlth. of PR, G.O. Bonds, MBIA, 5
                 3/4s, 7/1/24                                                     AAA            17,571,370

Rhode Island (0.1%)
-----------------------------------------------------------------------------------------------------------
        600,000  Tobacco Settlement Fin. Corp. Rev.
                 Bonds, Ser. A, 6 1/4s, 6/1/42                                    BBB               559,218

South Carolina (3.3%)
-----------------------------------------------------------------------------------------------------------
      3,555,000  Charleston Cnty., Indl. Dev. Rev. Bonds
                 (Hoover Group, Inc.), 8 1/2s, 11/1/02                            D/P             1,955,250
        970,000  Florence Cnty., Indl. Dev. Auth. Rev.
                 Bonds (Stone Container Corp.), 7 3/8s,
                 2/1/07                                                           B/P               976,984
                 Piedmont, Muni. Elec. Pwr. Agcy. Rev.
                 Bonds
      3,080,000  Ser. A, FGIC, 6 1/2s, 1/1/16 Prerefunded                         Aaa             3,849,723
        630,000  Ser. A, FGIC, 6 1/2s, 1/1/16                                     Aaa               773,993
      2,410,000  (Unrefunded Balance 2004), Ser. A, FGIC,
                 6 1/2s, 1/1/16                                                   Aaa             2,982,737
      3,000,000  Richland Cnty., Rev. Bonds (Intl. Paper
                 Co.), Ser. A, 4 1/4s, 10/1/07                                    Baa2            3,103,380
      1,750,000  SC Hosp. Auth. Rev. Bonds (Med. U.),
                 Ser. A, 6 1/2s, 8/15/32                                          AAA             2,130,695
      3,000,000  SC Jobs Econ. Dev. Auth. Rev. Bonds
                 (Palmetto Hlth.), Ser. C, 6 3/8s, 8/1/34                         Baa2            3,177,360
      6,000,000  SC Tobacco Settlement Rev. Mgt. Rev.
                 Bonds, Ser. B, 6 3/8s, 5/15/28                                   BBB             5,860,620
                                                                                              -------------
                                                                                                 24,810,742
South Dakota (0.4%)
-----------------------------------------------------------------------------------------------------------
      1,900,000  SD Edl. Enhancement Funding Corp. Rev.
                 Bonds, Ser. B, 6 1/2s, 6/1/32                                    BBB             1,868,821
      1,230,000  SD State Hlth & Edl. Fac. Auth. Rev.
                 Bonds (Sioux Valley Hosp. & Hlth.
                 Syst.), Ser. A, 5 1/2s, 11/1/31                                  A1              1,283,001
                                                                                              -------------
                                                                                                  3,151,822
Tennessee (0.9%)
-----------------------------------------------------------------------------------------------------------
      3,000,000  Elizabethton, Hlth. & Edl. Fac. Board
                 Rev. Bonds (Hosp. Ref. & Impt.), Ser. B,
                 8s, 7/1/33                                                       Baa2            3,591,390
      3,000,000  Johnson City, Hlth. & Edl. Fac. Board
                 Hosp. Rev. Bonds (Mountain States
                 Hlth.), Ser. A, 7 1/2s, 7/1/25                                   BBB+            3,548,760
                                                                                              -------------
                                                                                                  7,140,150
Texas (6.0%)
-----------------------------------------------------------------------------------------------------------
      2,500,000  Abilene, Hlth. Fac. Dev. Corp. Rev.
                 Bonds (Sears Methodist Retirement), Ser.
                 A, 7s, 11/15/33                                                  BB/P            2,623,075
      1,500,000  Alliance, Arpt. Auth. Rev. Bonds
                 (Federal Express Corp.), 6 3/8s, 4/1/21                          Baa2            1,570,905
      5,000,000  Bexar Cnty., Hsg. Fin. Auth. Corp. Rev.
                 Bonds (American Opty-Waterford), Ser.
                 A1, 7s, 12/1/36                                                  A3              5,058,900
      2,000,000  Dallas-Fort Worth, Intl. Arpt. Fac.
                 Impt. Corp. Rev. Bonds (American
                 Airlines, Inc.), 7 1/4s, 11/1/30                                 Caa2            1,458,520
      3,600,000  Georgetown, Hlth. Fac. Dev. Corp. Rev.
                 Bonds, 6 1/4s, 8/15/29                                           BB              3,577,320
      1,500,000  Harris Cnty., Hlth. Fac. Dev. Corp.
                 Hosp. Rev. Bonds (Memorial Hermann Hlth.
                 Care Syst.), Class A, 5 1/4s, 12/1/17                            A2              1,617,660
      5,000,000  Houston, Arpt. Syst. Rev. Bonds
                 (Continental Airlines, Inc.), Ser. E, 6
                 3/4s, 7/1/29                                                     B-              4,347,450
      7,150,000  North East Indpt. School Dist. G.O.
                 Bonds, PSFG, 5s, 8/1/29                                          Aaa             7,341,334
      3,500,000  Sam Rayburn Muni. Pwr. Agcy. Rev. Bonds,
                 6s, 10/1/21                                                      Baa2            3,770,865
      4,000,000  Tarrant Cnty., Hlth. Fac. Dev. (TX Hlth.
                 Resource Sys.), Ser. A, MBIA, 5 3/4s,
                 2/15/12                                                          Aaa             4,567,480
                 Tomball, Hosp. Auth. Rev. Bonds (Tomball
                 Regl. Hosp.)
      2,500,000  6 1/8s, 7/1/23                                                   Baa3            2,525,925
      1,650,000  6s, 7/1/25                                                       Baa3            1,657,013
      3,500,000  TX State IFB, Ser. B, 10.341s, 9/30/11                           Aa1             4,658,780
                                                                                              -------------
                                                                                                 44,775,227
Utah (0.3%)
-----------------------------------------------------------------------------------------------------------
      1,950,000  UT Cnty., Env. Impt. Rev. Bonds
                 (Marathon Oil), 5.05s, 11/1/17                                   Baa1            2,136,303

Virginia (1.1%)
-----------------------------------------------------------------------------------------------------------
      3,000,000  Henrico Cnty. Econ. Dev. Auth. Rev.
                 Bonds (United Methodist), Ser. A, 6
                 1/2s, 6/1/22                                                     BB+/P           3,187,770
      5,000,000  Suffolk, Redev. & Hsg. Auth. Rev. Bonds
                 (Beach-Oxford Apts.), 6.1s, 4/1/26                               BB-/P           4,849,050
                                                                                              -------------
                                                                                                  8,036,820
Washington (0.9%)
-----------------------------------------------------------------------------------------------------------
      5,000,000  WA State Pub. Pwr. Supply Syst. Rev.
                 Bonds (Nuclear No. 3), Ser. B, MBIA, 7
                 1/8s, 7/1/16                                                     Aaa             6,438,650

West Virginia (0.6%)
-----------------------------------------------------------------------------------------------------------
      3,600,000  WV State G.O. Bonds, Ser. D, FGIC, 6
                 1/2s, 11/1/26                                                    Aaa             4,412,952

Wisconsin (1.5%)
-----------------------------------------------------------------------------------------------------------
                 Badger Tobacco Settlement Asset
                 Securitization Corp. Rev. Bonds
      1,000,000  7s, 6/1/28                                                       BBB             1,018,370
      7,750,000  6 3/8s, 6/1/32                                                   BBB             7,453,950
      2,500,000  WI State Hlth. & Edl. Fac. Auth. Rev.
                 Bonds (Wheaton Franciscan Svcs.), 5
                 1/8s, 8/15/33                                                    A2              2,505,900
                                                                                              -------------
                                                                                                 10,978,220
Wyoming (0.5%)
-----------------------------------------------------------------------------------------------------------
      2,000,000  Sweetwater Cnty., Poll. Control Rev.
                 Bonds (Idaho Power Co.), Ser. A, 6.05s,
                 7/15/26                                                          Baa1            2,119,312
      2,000,000  Sweetwater Cnty., Poll. Control VRDN
                 (Pacificorp.), Ser. B, 2 1/4s, 1/1/14                            VMIG1           2,000,000
                                                                                              -------------
                                                                                                  4,119,312
                                                                                              -------------
                 Total Municipal bonds and notes  (cost $701,778,821)                          $729,845,509


Preferred stocks (0.9%) (a) (cost $6,000,000)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
      6,000,000  MuniMae Tax Exempt Bond Subsidiary, LLC
                 144A 6.875% cum. pfd.                                                           $6,629,400

Corporate bonds and notes (0.3%) (a) (cost $200,000)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
     $2,000,000  GMAC Muni. Mtge. Trust 144A sub. notes
                 Ser. A1-1, 4.15s, 2039                                                          $1,998,180

Common stocks (--%) (a) (cost $0)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
         47,911  Hoover Group, Inc. (NON) (AFF)                                                          $5
-----------------------------------------------------------------------------------------------------------
                 Total Investments (cost $709,778,821) (b)                                     $738,473,094
-----------------------------------------------------------------------------------------------------------


Interest rate swap contracts outstanding at December 31, 2004 (Unaudited)
----------------------------------------------------------------------------
                                                                  Unrealized
                                       Notional  Termination    appreciation/
                                         amount         date   (depreciation)
----------------------------------------------------------------------------
Agreement with Citibank, N.A. dated
December 14, 2004 to receive
quarterly the notional amount
multiplied by 3.13% and pay
quarterly the notional amount
multiplied by the Bond Market
Association Municipal Swap
Index.                              $30,000,000      3/17/10        ($17,841)

Agreement with Citibank, N.A. dated
December 14, 2004 to receive
quarterly the notional amount
multiplied by 4.106% and pay
quarterly the notional amount
multiplied by the Bond Market
Association Municipal Swap
Index.                               15,000,000      3/17/25         $21,999

Agreement with Citibank, N.A. dated
November 4, 2004 to receive
quarterly the notional amount
multiplied by 4.067% and pay
quarterly the notional amount
multiplied by the Bond Market
Association Municipal Swap
Index.                               15,000,000       2/8/25         ($6,739)

Agreement with JP Morgan Chase Bank
dated November 4, 2004 to receive
quarterly the notional amount
multiplied by 2.946% and pay
quarterly the notional amount
multiplied by the Bond Market
Association Municipal Swap
Index.                               25,000,000       2/8/14        $164,405
----------------------------------------------------------------------------
                                                                    $161,824
----------------------------------------------------------------------------

      NOTES

  (a) Percentages indicated are based on net assets of $752,113,702.

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at December 31, 2004 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at December 31, 2004. Securities rated by Putnam are indicated by "/P". Security ratings are defined in the Statement of Additional Information.

  (b) The aggregate identified cost on a tax basis is $709,868,022, resulting in gross unrealized appreciation and depreciation of $36,425,964 and $7,820,892, respectively, or net unrealized appreciation of $28,605,072.

(DEF) Security is in default of principal and interest.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at December 31, 2004 was $4,131,660 or .5% of net assets.

(AFF) Transactions during the period with companies in which the fund owned at least 5% of the voting securities were as follows:

                                 Purchase    Sales   Dividend
      Affiliates                     cost     cost     income     Value
      -----------------------------------------------------------------
      Hoover Group, Inc.              $--      $--        $--        $5
                                       --       --         --        --
                                       --       --         --        --
                                ---------------------------------------
      Totals                          $        $          $          $5
      -----------------------------------------------------------------

      Market values are shown for those securities affiliated at period end.

  (F) Security is valued at fair value following procedures approved by the Trustees.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      The rates shown on VRDN, Mandatory Put Bonds and Floating Rate Bonds
      (FRB) are the current interest rates at December 31, 2004.

      The dates shown on Mandatory Put Bonds are the next mandatory put dates.

      The rates shown on IFB, which is a security paying an interest rate that varies inversely to changes in the market interest rates, are the current interest rates at December 31, 2004.

      The fund had the following industry group concentrations greater than 10% at December 31, 2004 (as a percentage of net assets):

      Health care      26.2%
      Utilities        24.0

      The fund had the following insurance concentration greater than 10% at December 31, 2004 (as a percentage of net assets):

      MBIA             11.5%

      Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

      Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund's exposure to interest rates. Interest rate swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund's portfolio.

      For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com


Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: February 28, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: February 28, 2005



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: February 28, 2005